Investment and Return	12 Months Ended
Dec. 31, 2017
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Investment and Return

17. INVESTMENT AND RETURN

CASH AND CASH EQUIVALENTS

Cash and cash equivalents in the balance sheet include deposits, investments in money market funds and highly liquid investments.

To be classified as cash and cash equivalents, an asset must:

•	be readily convertible into cash;
•	have an insignificant risk of changes in value; and
•	have a maturity period of three months or less at acquisition.

Cash and cash equivalents in the cash flow statement also include bank overdrafts and are recorded at amortised cost.

OTHER FINANCIAL ASSETS

Other financial assets are first recognised on the trade date. At that point, they are classified as:

•	held-to-maturity investments;
•	loans and receivables;
•	available-for-sale financial assets; or
•	financial assets at fair value through profit or loss.

(I) HELD-TO-MATURITY INVESTMENTS

These are assets with set cash flows and fixed maturities which Unilever intends to hold to maturity. They are held at cost plus interest using the effective interest method, less any impairment.

(II) LOANS AND RECEIVABLES

These are assets with an established payment profile and which are not listed on a recognised stock exchange. They are initially recognised at fair value, which is usually the original invoice amount plus any directly related transaction costs. Afterwards, loans and receivables are carried at amortised cost, less any impairment.

(III) AVAILABLE-FOR-SALE FINANCIAL ASSETS

Any financial assets not classified as either loans and receivables or financial assets at fair value through profit or loss or held-to-maturity investments are designated as available-for-sale. They are initially recognised at fair value, usually the original invoice amount plus any directly related transaction costs. Afterwards, they are measured at fair value with changes being recognised in equity. When the investment is sold or impaired, the accumulated gains and losses are moved from equity to the income statement. Interest and dividends from these assets are recognised in the income statement.

(IV) FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

These are derivatives and assets that are held for trading. Related transaction costs are expensed as incurred. Unless they form part of a hedging relationship, these assets are held at fair value, with changes being recognised in the income statement.

IMPAIRMENT OF FINANCIAL ASSETS

Each year, the Group assesses whether there is evidence that financial assets are impaired. A significant or prolonged fall in value below the cost of an asset generally indicates that an asset may be impaired. If impaired, financial assets are written down to their estimated recoverable amount. Impairment losses on assets classified as loans and receivables are recognised in profit and loss. When a later event causes the impairment losses to decrease, the reduction in impairment loss is also recognised in profit and loss. Impairment losses on assets classified as available-for-sale are recognised by moving the loss accumulated in equity to the income statement. Any subsequent recovery in value of an available-for-sale debt security is recognised within profit and loss. However, any subsequent recovery in value of an equity security is recognised within equity, and is recorded at amortised cost.

17A. FINANCIAL ASSETS

The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2017 and 2016. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
		Non-			Non-
	Current	current	Total	Current	current	Total
Financial assets(a)	2017	2017	2017	2016	2016	2016
Cash and cash equivalents
Cash at bank and in hand	1,904	-	1,904	1,779	-	1,779
Short-term deposits with maturity of less than three months	1,333	-	1,333	1,513	-	1,513
Other cash equivalents	80	-	80	90	-	90
	3,317	-	3,317	3,382	-	3,382

Other financial assets
Held-to-maturity investments	38	125	163	43	99	142
Loans and receivables(b)	277	186	463	208	190	398
Available-for-sale financial assets(c)	202	362	564	126	383	509
Financial assets at fair value through profit or loss:
Derivatives	116	-	116	91	-	91
Other	137	2	139	131	1	132
	770	675	1,445	599	673	1,272

Total	4,087	675	4,762	3,981	673	4,654

(a)	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)	Current loans and receivables include short-term deposits with banks with maturities of longer than three months.
(c)	Current available-for-sale financial assets include government securities and A- or higher rated money and capital market instruments. Non-current available-for-sale financial assets predominantly consist of investments in a number of companies and financial institutions in Europe, India and the US, including €63 million (2016: €79 million) of assets in a trust to fund benefit obligations in the US (see also note 4B).

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2017	2016
Cash and cash equivalents per balance sheet	3,317	3,382
Less: bank overdrafts	(167)	(184)
Add: cash and cash equivalents included in assets held for sale	19	-
Cash and cash equivalents per cash flow statement	3,169	3,198

Approximately €1 billion (or 31%) of the Group’s cash and cash equivalents are held in the parent and central finance companies, for maximum flexibility. These companies provide loans to our subsidiaries that are also funded through retained earnings and third party borrowings. We maintain access to global debt markets through an infrastructure of short and long-term debt programmes. We make use of plain vanilla derivatives, such as interest rate swaps and foreign exchange contracts, to help mitigate risks. More detail is provided in notes 16, 16A, 16B and 16C on pages 121 to 126.

The remaining €2.3 billion (69%) of the Group’s cash and cash equivalents are held in foreign subsidiaries which repatriate distributable reserves on a regular basis. For most countries, this is done through dividends which are in some cases subject to withholding or distribution tax. This balance includes €206 million (2016: €240 million, 2015: €284 million) of cash that is held in a few countries where we face cross-border foreign exchange controls and/or other legal restrictions that inhibit our ability to make these balances available for general use by the wider business. The cash will generally be invested or held in the relevant country and, given the other capital resources available to the Group, does not significantly affect the ability of the Group to meet its cash obligations.

17B. CREDIT RISK

Credit risk is the risk of financial loss to the Group if a customer or counter-party fails to meet its contractual obligations. Additional information in relation to credit risk on trade receivables is given in note 13. These risks are generally managed by local controllers. Credit risk related to the use of treasury instruments is managed on a Group basis. This risk arises from transactions with financial institutions involving cash and cash equivalents, deposits and derivative financial instruments. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets. To reduce this risk, Unilever has concentrated its main activities with a limited number of counter-parties which have secure credit ratings. Individual risk limits are set for each counter-party based on financial position, credit rating and past experience. Credit limits and concentration of exposures are actively monitored by the Group’s treasury department. Netting agreements are also put in place with Unilever’s principal counter-parties. In the case of a default, these arrangements would allow Unilever to net assets and liabilities across transactions with that counter-party. To further reduce the Group’s credit exposures on derivative financial instruments, Unilever has collateral agreements with Unilever’s principal counter-parties in relation to derivative financial instruments. Under these arrangements, counter-parties are required to deposit securities and/or cash as a collateral for their obligations in respect of derivative financial instruments. At 31 December 2017 the collateral held by Unilever under such arrangements amounted to €6 million (2016: €3 million), of which €6 (2016: €Nil) was in cash, and €Nil million (2016: €3) was in the form of bond securities. The non-cash collateral has not been recognised as an asset in the Group’s balance sheet.

Further details in relation to the Group’s exposure to credit risk are shown in note 13 and note 16A.